Note 23 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
23	Cash and cash equivalents

	2023	2022

Bank balances	4,252	4,737
Restricted cash *	2,456	1,998
Cash and cash equivalents	6,708	6,735
Bank overdrafts and short term loans used for cash management purposes @	(17,740)	(5,239)
Net cash and cash equivalents	(11,032)	1,496

*

Cash of $2,456 (denominated in RTGS$) held by Blanket Mine was earmarked by Stanbic Bank Zimbabwe as a letter of credit in favour of CMSA. The letter of credit was issued by Stanbic Bank Zimbabwe on November 28, 2023 and settled in January, 2024. The cash on maturity was transferred to CMSA’s bank account, denominated in South African Rands.

@	Interest paid on bank overdraft was $1,657 (2022: $192).

	Date drawn	Expiry	Repayment term	Principal value	Balance drawn at December 31, 2023
Overdraft facilities and term loans
Stanbic Bank - RTGS$ denomination	September 2023	March 2024	On demand	RTGS$350 million	$Nil
Stanbic Bank - USD denomination	September 2023	March 2024	On demand	$4 million	$3.8 million
Ecobank - USD denomination	November 2022	December 2024	On demand	$5 million	$5 million
Nedbank Zimbabwe - USD denomination	December 2022	April 2024	On demand	$3.5 million	$3.4 million
Nedbank Zimbabwe term loan - USD denomination	April 2023	April 2024	On demand	$3.5 million	$3.5 million
CABS – USD denomination	August 2023	July 2024	On demand	$2 million	$2 million